Tax expense/(benefit) - Discosure of significant components of deferred tax assets and liabilities and their changes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	€ (4,374.0)	[1]	€ (801.0)
Deferred tax assets at beginning of period	1,927.0	[1]	1,096.0
Deferred tax liability (asset) at beginning of period	(2,447.0)
Deferred tax liabilities at end of period	(4,332.0)		(4,374.0)	[1]
Deferred tax assets at end of period	2,052.0		1,927.0	[1]
Deferred tax liability (asset) at end of period	(2,280.0)		(2,447.0)
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(13,094.0)		(2,738.0)
FCA-PSA merger			(8,934.0)
Recognized in Consolidated Income Statement	46.0		(474.0)
Recognized in Equity	315.0		(553.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0		1.0
Translation differences and Other	486.0		(396.0)
Deferred tax liabilities at end of period	(13,941.0)		(13,094.0)
Accelerated depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(2,662.0)		(44.0)
FCA-PSA merger			(2,159.0)
Recognized in Consolidated Income Statement	(19.0)		(374.0)
Recognized in Equity	0.0		0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0		1.0
Translation differences and Other	133.0		(174.0)
Deferred tax liabilities at end of period	(2,775.0)		(2,662.0)
Capitalized development assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(4,313.0)		(1,784.0)
FCA-PSA merger			2,574.0
Recognized in Consolidated Income Statement	(116.0)		176.0
Recognized in Equity	0.0		0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0		0.0
Translation differences and Other	99.0		(221.0)
Deferred tax liabilities at end of period	(4,296.0)		(4,313.0)
Other Intangible assets and Intangible assets with indefinite useful lives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(3,733.0)		(188.0)
FCA-PSA merger			3,331.0
Recognized in Consolidated Income Statement	44.0		16.0
Recognized in Equity	0.0		0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0		0.0
Translation differences and Other	187.0		198.0
Deferred tax liabilities at end of period	(3,964.0)		(3,733.0)
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(397.0)		(68.0)
FCA-PSA merger			381.0
Recognized in Consolidated Income Statement	(82.0)		(69.0)
Recognized in Equity	0.0		0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0		0.0
Translation differences and Other	16.0		17.0
Deferred tax liabilities at end of period	(331.0)		(397.0)
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(591.0)		0.0
FCA-PSA merger			114.0
Recognized in Consolidated Income Statement	0.0		(44.0)
Recognized in Equity	477.0		491.0
Transferred to Assets/(Liabilities) Held for Sale	0.0		0.0
Translation differences and Other	18.0		30.0
Deferred tax liabilities at end of period	(1,086.0)		(591.0)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(1,398.0)		(742.0)
FCA-PSA merger			375.0
Recognized in Consolidated Income Statement	219.0		21.0
Recognized in Equity	(162.0)		62.0
Transferred to Assets/(Liabilities) Held for Sale	0.0		0.0
Translation differences and Other	33.0		198.0
Deferred tax liabilities at end of period	(1,488.0)		(1,398.0)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	11,969.0		2,690.0
FCA-PSA merger			9,913.0
Recognized in Consolidated Income Statement	(583.0)		(253.0)
Recognized in Equity	38.0		(249.0)
Transferred to Assets/(Liabilities) Held for Sale	(13.0)		13.0
Translation differences and Other	457.0		(145.0)
Deferred tax assets at end of period	11,868.0		11,969.0
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	4,510.0		665.0
FCA-PSA merger			3,595.0
Recognized in Consolidated Income Statement	211.0		(2.0)
Recognized in Equity	1.0		0.0
Transferred to Assets/(Liabilities) Held for Sale	(10.0)		9.0
Translation differences and Other	140.0		243.0
Deferred tax assets at end of period	4,852.0		4,510.0
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	2,325.0		892.0
FCA-PSA merger			1,424.0
Recognized in Consolidated Income Statement	(342.0)		306.0
Recognized in Equity	12.0		(258.0)
Transferred to Assets/(Liabilities) Held for Sale	0.0		2.0
Translation differences and Other	188.0		(41.0)
Deferred tax assets at end of period	2,183.0		2,325.0
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	413.0		80.0
FCA-PSA merger			377.0
Recognized in Consolidated Income Statement	(60.0)		(66.0)
Recognized in Equity	0.0		0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0		0.0
Translation differences and Other	20.0		22.0
Deferred tax assets at end of period	373.0		413.0
Impairment of tangible and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	1,590.0		0.0
FCA-PSA merger			1,986.0
Recognized in Consolidated Income Statement	(319.0)		(394.0)
Recognized in Equity	0.0		0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0		0.0
Translation differences and Other	(2.0)		(2.0)
Deferred tax assets at end of period	1,269.0		1,590.0
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	250.0		290.0
FCA-PSA merger			117.0
Recognized in Consolidated Income Statement	129.0		26.0
Recognized in Equity	0.0		0.0
Transferred to Assets/(Liabilities) Held for Sale	(2.0)		1.0
Translation differences and Other	(2.0)		(184.0)
Deferred tax assets at end of period	375.0		250.0
Allowances for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	115.0		0.0
FCA-PSA merger			126.0
Recognized in Consolidated Income Statement	(66.0)		(10.0)
Recognized in Equity	0.0		0.0
Transferred to Assets/(Liabilities) Held for Sale	(1.0)		0.0
Translation differences and Other	10.0		(1.0)
Deferred tax assets at end of period	58.0		115.0
Provision for buy back
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	131.0		69.0
FCA-PSA merger			0.0
Recognized in Consolidated Income Statement	42.0		64.0
Recognized in Equity	0.0		0.0
Transferred to Assets/(Liabilities) Held for Sale	0.0		0.0
Translation differences and Other	(4.0)		(2.0)
Deferred tax assets at end of period	169.0		131.0
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	2,635.0		694.0
FCA-PSA merger			2,288.0
Recognized in Consolidated Income Statement	(178.0)		(177.0)
Recognized in Equity	25.0		9.0
Transferred to Assets/(Liabilities) Held for Sale	0.0		1.0
Translation differences and Other	107.0		(180.0)
Deferred tax assets at end of period	2,589.0		2,635.0
Unrecognized deferred tax assets on temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	3,462.0		938.0
FCA-PSA merger			3,439.0
Recognized in Consolidated Income Statement	(466.0)		(957.0)
Recognized in Equity	26.0		16.0
Transferred to Assets/(Liabilities) Held for Sale	(9.0)		6.0
Translation differences and Other	170.0		20.0
Deferred tax assets at end of period	3,183.0		3,462.0
Deferred tax assets arising on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	8,803.0		4,289.0
FCA-PSA merger			5,226.0
Recognized in Consolidated Income Statement	469.0		(130.0)
Recognized in Equity	0.0		(33.0)
Transferred to Assets/(Liabilities) Held for Sale	2.0		12.0
Translation differences and Other	232.0		(561.0)
Deferred tax assets at end of period	9,506.0		8,803.0
Unrecognized deferred tax assets on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	6,663.0		3,008.0
FCA-PSA merger			4,783.0
Recognized in Consolidated Income Statement	(373.0)		(539.0)
Recognized in Equity	0.0		(33.0)
Transferred to Assets/(Liabilities) Held for Sale	3.0		12.0
Translation differences and Other	238.0		(568.0)
Deferred tax assets at end of period	6,531.0		6,663.0
Total Net deferred tax assets/(liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(2,447.0)		295.0
FCA-PSA merger			2,017.0
Recognized in Consolidated Income Statement	(680.0)		(639.0)
Recognized in Equity	303.0		818.0
Transferred to Assets/(Liabilities) Held for Sale	5.0		(8.0)
Translation differences and Other	205.0		554.0
Deferred tax liability (asset) at end of period	€ (2,280.0)		€ (2,447.0)

[1]	Refer to Note 3, Scope of consolidation